Average Annual Total Returns - FidelityTelecomandUtilitiesFund-RetailPRO - FidelityTelecomandUtilitiesFund-RetailPRO - Fidelity Telecom and Utilities Fund	Apr. 01, 2023
Fidelity Telecom and Utilities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.01%
Past 5 years	7.70%
Past 10 years	9.37%
Fidelity Telecom and Utilities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.08%
Past 5 years	6.23%
Past 10 years	8.14%
Fidelity Telecom and Utilities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.61%
Past 5 years	5.87%
Past 10 years	7.45%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
RS018
Average Annual Return:
Past 1 year	(1.25%)
Past 5 years	5.65%
Past 10 years	8.34%